Taxes (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2015
Taxes (Textual)
Income tax PRC, description	The Company's NOL resides with different tax reporting entities. Management has provided a 100% allowance for those NOL's incurred by all its PRC VIE and subsidiaries except for Puhui Beijing because those entities either had historical losses or were in set up stage and thus are not probable to generate adequate taxable income in the next five years. Puhui Beijing incurred a NOL of $8.6 million resulting in $2.2 million of deferred tax assets as of June 30, 2015. It started to make profits and utilize the NOL carryforwards in the fiscal years from 2016 to 2019. Management has provided partial allowances for Puhui Beijing's NOL to the extent that the NOL will be utilized to offset future taxable income. As of June 30, 2019, and after the valuation allowance, Puhui Beijing has a net operating loss carryforward for income tax purposes of $1.2 million which are available to offset future taxable income through 2020, resulting in approximately $0.3 million of deferred tax assets.
Percentage of income tax rate	100.00%
Deferred tax assets, net	$ 300,000
Puhui Beijing Asset [Member]
Taxes (Textual)
Net operating loss carryforwards for income tax	$ 1,200,000
Puhui Beijing Asset [Member] | Maximum [Member]
Taxes (Textual)
Deferred tax assets, net		$ 8,600,000
Puhui Beijing Asset [Member] | Minimum [Member]
Taxes (Textual)
Deferred tax assets, net		$ 2,200,000
Hong Kong [Member]
Taxes (Textual)
Income tax PRC, description	Under the current Hong Kong Inland Revenue Ordinance, our subsidiary established in Hong Kong is subject to 16.5% income tax on taxable income generated from operations in Hong Kong. In addition, payments of dividends from our Hong Kong subsidiary to us are not subject to any Hong Kong withholding tax. The Company did not generate any revenue from operations in Hong Kong since its inception, and therefore is not subject to any income taxes in Hong Kong.
VIE Law [Member]
Taxes (Textual)
Income tax PRC, description	Under the Income Tax Laws of the PRC, the Company's VIE and the subsidiaries of the VIE are subject to income tax at a rate of 25%.